Intangible assets and goodwill - Finite-lived intangibles (Details) - Intangible assets with finite useful lives - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible assets and goodwill
Intangible assets other than goodwill at beginning of period	€ 2,253
Intangible assets other than goodwill at end of period	1,312	€ 2,253
Cost
Intangible assets and goodwill
Intangible assets other than goodwill at beginning of period	7,811	5,324
Additions	1,576	1,197
Disposals	(5,001)	(283)
Additions through business combination		1,605
Currency translation	(798)	(32)
Intangible assets other than goodwill at end of period	3,588	7,811
Accumulated depreciation and impairment
Intangible assets and goodwill
Intangible assets other than goodwill at beginning of period	(5,557)	(4,850)
Amortization charge of the year	895	707
Disposals	3,377
Currency translation	799
Intangible assets other than goodwill at end of period	€ (2,276)	€ (5,557)